Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 3,128,877	$ 453,644	¥ 4,326,600	¥ 3,324,712
Less: VAT related surcharges	(28,505)	(4,133)	(33,506)	(18,886)
Net revenues	3,100,372	449,511	4,293,094	3,305,826
Operating cost and expenses:
Relationship manager compensation	(497,147)	(72,080)	(920,896)	(613,999)
Performance-based compensation	(7,039)	(1,021)	(158,043)	(85,413)
Other compensations	(937,696)	(135,953)	(1,089,941)	(804,600)
Total compensation and benefits	(1,441,882)	(209,054)	(2,168,880)	(1,504,012)
Selling expenses	(349,014)	(50,602)	(437,131)	(271,692)
General and administrative expenses	(235,319)	(34,118)	(383,321)	(277,879)
(Provision for) reversal of credit losses	424	61	(112,959)	(8,083)
Other operating expenses, net	(115,653)	(16,768)	(107,844)	(99,040)
Government subsidies	129,521	18,779	115,939	113,356
Total operating cost and expenses	(2,011,923)	(291,702)	(3,094,196)	(2,047,350)
Loss from operations	1,088,449	157,809	1,198,898	1,258,476
Other (expenses) income:
Interest income	61,416	8,904	71,866	67,317
Investment (loss) income	85,554	12,404	65,426	(86,369)
Settlement expenses			(19,900)	(1,828,907)
Contingent litigation expenses	(99,000)	(14,354)
Other income (expense)	13,130	1,904	(18,240)	4,164
Total other (expenses) income	61,100	8,858	99,144	(1,843,795)
(Loss) income before taxes and income from equity in affiliates	1,149,549	166,667	1,298,042	(585,319)
Income tax expense	(267,108)	(38,727)	(293,940)	(258,460)
Income from equity in affiliates	89,148	12,925	301,979	100,257
Net (loss) income	971,589	140,865	1,306,081	(743,522)
Less: net income (loss) attributable to non-controlling interests	(4,982)	(722)	(8,050)	1,703
Net (loss) income	¥ 976,571	$ 141,587	¥ 1,314,131	¥ (745,225)
Net (loss) income per share:
Basic | (per share)	¥ 28.58	$ 4.14	¥ 39.12	¥ (24.02)
Diluted | (per share)	¥ 28.56	$ 4.14	¥ 38.90	¥ (24.02)
Weighted average number of shares used in computation:
Basic | shares	34,166,016	34,166,016	33,585,818	31,020,439
Diluted | shares	34,198,071	34,198,071	33,781,773	31,020,439
One Time Commissions
Revenues:
Total revenues	¥ 681,445		¥ 1,271,416	¥ 808,837
Recurring Service Fees
Revenues:
Total revenues	1,914,415		2,109,009	1,930,199
Performance Based Income
Revenues:
Total revenues	309,576		784,193	389,525
Other Service
Revenues:
Total revenues	223,441		161,982	196,151
Other
Revenues:
Total revenues	1,794,105	$ 260,121	2,598,479	1,755,851
Other | One Time Commissions
Revenues:
Total revenues	617,636	89,549	1,130,894	679,014
Other | Recurring Service Fees
Revenues:
Total revenues	768,980	111,492	913,700	700,157
Other | Performance Based Income
Revenues:
Total revenues	184,048	26,684	391,903	180,529
Other | Other Service
Revenues:
Total revenues	223,441	32,396	161,982	196,151
Funds Gopher manages
Revenues:
Total revenues	1,334,772	193,523	1,728,121	1,568,861
Funds Gopher manages | One Time Commissions
Revenues:
Total revenues	63,809	9,251	140,522	129,823
Funds Gopher manages | Recurring Service Fees
Revenues:
Total revenues	1,145,435	166,072	1,195,309	1,230,042
Funds Gopher manages | Performance Based Income
Revenues:
Total revenues	¥ 125,528	$ 18,200	¥ 392,290	¥ 208,996